Long-term Debt and Credit Facility - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
5.75% senior notes
Disclosure of maturity analysis for financial liabilities [line items]
Carrying amount	$ 450.0	$ 450.0
Bank borrowings, undiscounted cash flows	527.7
5.75% senior notes | 1 yr
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows	25.9
5.75% senior notes | 2-3 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows	501.8
Equipment loans
Disclosure of maturity analysis for financial liabilities [line items]
Carrying amount	1.0
Bank borrowings, undiscounted cash flows	1.0
Equipment loans | 1 yr
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows	1.0
Equipment loans | 2-3 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0.0